Accounting principles (Tables)	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Summary of Presentation Currency of the Financial Statements
•

The recalculation of translation adjustments has an effect on the allocation of total equity for the comparative periods presented between currency translation adjustments and other components of shareholders’ equity and the amount of other comprehensive income (loss), such as indicated in the following tables:

As of December 31, 2016	Consolidated financial statement as reported (€ in thousand)	Consolidated financial statement as reported converted (a) ($ in thousand)	Adjustments (b)	Consolidated financial statement ($ in thousand)
Total non-current assets	17,963	18,935	—	18,935
Total current assets	296,459	312,497	—	312,497

TOTAL ASSETS	314,422	331,432	—	331,432

Shareholders’ equity
Capital	1,767	1,862	470	2,332
Premiums, Retained earnings (deficit) and Net income (loss)	254,834	268,622	24,432	293,054
Treasury share reserve	(307)	(324)	(92)	(416)
Currency translation adjustment	2,501	2,636	(24,810)	(22,174)

Total shareholders’ equity - Group Share	258,795	272,795	—	272,795

Non-controlling interests	1,779	1,875	—	1,875
Total shareholders’ equity	260,574	274,671	—	274,671
Total non-current liabilities	560	590	—	590
Total current liabilities	53,288	56,171	—	56,171

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	314,422	331,432	—	331,432

(a)	Converted at the ECB’s closing daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period, i.e., 0.94867 euro for 1 dollar.
(b)

Difference between the historical exchange rates and the ECB’s closing daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period, i.e. 0.94867 euro for 1 dollar.

Summary of Net Income (Loss)

For the full year ended December 31, 2015	Consolidated financial statement as reported (€ in thousand)	Consolidated financial statement as reported converted (a) ($ in thousand)	Adjustments	Consolidated financial statement ($ in thousand)
Total revenues and other income	56,385	62,565	—	62,565
Total operating expenses	(84,309)	(93,549)	—	(93,549)
Operating income (loss)	(27,924)	(30,984)	—	(30,984)
Financial gain (loss)	7,550	8,378	—	8,378
Income tax	—	—	—	—
Income (loss) from continuing operations	(20,373)	(22,606)	—	(22,606)
Loss from discontinued operations	—	—	—	—
Net income (loss)	(20,373)	(22,606)	—	(22,606)

(a)

Converted at the average for the applicable annual period of the ECB’s daily reference exchange rate for dollar / euro exchanges (as published by Banque de France), i.e 0.90121 euro for 1 dollar in 2015.

For the full year ended December 31, 2016	Consolidated financial statement as reported (€ in thousand)	Consolidated financial statement as reported converted (a) ($ in thousand)	Adjustments	Consolidated financial statement ($ in thousand)
Total revenues and other income	51,007	56,444	—	56,444
Total operating expenses	(111,824)	(123,746)	—	(123,746)
Operating income (loss)	(60,818)	(67,302)	—	(67,302)
Financial gain (loss)	42	46	—	46
Income tax	—	—	—	—
Income (loss) from continuing operations	(60,776)	(67,255)	—	(67,255)
Loss from discontinued operations	—	—	—	—
Net income (loss)	(60,776)	(67,255)	—	(67,255)

(a)

Converted at the average for the applicable annual period of the ECB’s daily reference exchange rate for dollar / euro exchanges (as published by Banque de France), i.e. 0.90366 euro for 1 dollar in 2016.

Summary of Revenue from Contract with Customers of the Financial Statements

Except for this opening equity impact presented below, IFRS 15 has no impact in the financial statements for fiscal years 2016 and 2017.

	January 1st, 2016 as presented	IFRS 15 restatement	January 1st, 2016 as restated
	$ in thousands
Total non-current assets	7,451	—	7,451

Total current assets	363,863	—	363,863

TOTAL ASSETS	371,314	—	371,314

Shareholders’ equity			—
Share capital	2,323	—	2,323
Premiums related to the share capital	509,938	—	509,938
Treasury share reserve	(279)	—	(279)
Currency translation adjustment	(17,853)	34	(17,819)
Retained earnings (deficit)	(185,120)	—	(185,120)
Net income (loss)	(22,796)	(1,775)	(24,571)

Total shareholders’ equity - Group Share	286,212	(1,742)	284,471
Non-controlling interests	789	—	789

Total shareholders’ equity	287,002	(1,742)	285,260

Total non-current liabilities	548	—	548

Current liabilities			—
Current financial liabilities	2,091	—	2,091
Trade payables	7,197	—	7,197
Deferred revenues and contract liabilities	59,615	1,742	61,357
Current provisions	1,038	—	1,038
Other current liabilities	13,823	—	13,823

Total current liabilities	83,765	1,742	85,506

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	371,314	—	371,314

	December 31, 2016 as presented	IFRS 15 restatement	December 31, 2016 as restated
		$ in thousands
Total non-current assets	18,935	—	18,935

Total current assets	312,498	—	312,498

TOTAL ASSETS	331,432	—	331,432

Shareholders’ equity			—
Share capital	2,332	—	2,332
Premiums related to the share capital	568,185	—	568,185
Treasury share reserve	(416)	—	(416)
Currency translation adjustment	(22,174)	89	(22,085)
Retained earnings (deficit)	(207,875)	(1,775)	(209,650)
Net income (loss)	(67,255)	—	(67,255)

Total shareholders’ equity - Group Share	272,795	(1,686)	271,109
Non-controlling interests	1,876	—	1,876

Total shareholders’ equity	274,671	(1,686)	272,985

Total non-current liabilities	590	—	590

Current liabilities			—
Current financial liabilities	1,730	—	1,730
Trade payables	9,722	—	9,722
Deferred revenues and contract liabilities	38,929	1,686	40,615
Current provisions	594	—	594
Other current liabilities	5,196	—	5,196

Total current liabilities	56,171	1,686	57,857

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	331,432	—	331,432

	December 31, 2017 as presented	IFRS 15 restatement	December 31, 2017 as restated
	$ in thousands
Total non-current assets	9,661	—	9,661

Total current assets	323,221	—	323,221

TOTAL ASSETS	332,882	—	332,882

Shareholders’ equity			—
Share capital	2,367	—	2,367
Premiums related to the share capital	614,037	—	614,037
Treasury share reserve	(297)	—	(297)
Currency translation adjustment	1,978	(144)	1,834
Retained earnings (deficit)	(251,927)	(1,775)	(253,702)
Net income (loss)	(99,368)	—	(99,368)

Total shareholders’ equity - Group Share	266,791	(1,919)	264,873
Non-controlling interests	19,113	—	19,113

Total shareholders’ equity	285,904	(1,919)	283,985

Total non-current liabilities	3,443	—	3,443

Current liabilities			—
Current financial liabilities	21	—	21
Trade payables	9,460	—	9,460
Deferred revenues and contract liabilities	26,056	1,919	27,975
Current provisions	1,427	—	1,427
Other current liabilities	6,570	—	6,570

Total current liabilities	43,534	1,919	45,453

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	332,882	—	332,882

	Share Capital Ordinary Shares							Equity
$ in thousands	Number of shares	Amount	Premiums related to share capital	Treasury shares reserve	Currency translation adjustment	Retained earnings (deficit)	Income (Loss)	attributable to shareholders of Cellectis	Non controlling interests	Total Shareholders’ Equity
As of January 1, 2016, as presented	35,178,614	2,323	509,938	(279)	(17,853)	(185,120)	(22,796)	286,212	789	287,002
IFRS 15 restatement	—	—	—	—	34	—	(1,775)	(1,742)	—	(1,742)
As of January 1, 2016, as restated	35,178,614	2,323	509,938	(279)	(17,819)	(185,120)	(24,571)	284,471	789	285,260

	Share Capital Ordinary Shares							Equity
$ in thousands	Number of shares	Amount	Premiums related to share capital	Treasury shares reserve	Currency translation adjustment	Retained earnings (deficit)	Income (Loss)	attributable to shareholders of Cellectis	Non controlling interests	Total Shareholders’ Equity
As of January 1, 2017, as presented	35,335,060	2,332	568,185	(416)	(22,174)	(207,875)	(67,255)	272,795	1,876	274,671
IFRS 15 restatement	—	—	—	—	89	(1,775)	—	(1,686)	—	(1,686)
As of January 1, 2017, as restated	35,335,060	2,332	568,185	(416)	(22,085)	(209,651)	(67,255)	271,109	1,876	272,984

	Share Capital Ordinary Shares							Equity
$ in thousands	Number of shares	Amount	Premiums related to share capital	Treasury shares reserve	Currency translation adjustment	Retained earnings (deficit)	Income (Loss)	attributable to shareholders of Cellectis	Non controlling interests	Total Shareholders’ Equity
As of January 1, 2018, as presented	35,960,062	2,367	614,037	(297)	1,978	(251,927)	(99,368)	266,791	19,113	285,904
IFRS 15 restatement	—	—	—	—	(143)	(1,775)	—	(1,919)	—	(1,919)
As of January 1, 2018, as restated	35,960,062	2,367	614,037	(297)	1,835	(253,702)	(99,368)	264,873	19,113	283,986

	As of December 31,	IFRS 15	As of December 31,
	2016, as presented	restatement	2016, as restated
	$ in thousands
Deferred revenues and contract liabilities	38,929	1,686	40,615

Total Deferred revenue and contract liabilities	38,929	1,686	40,615

	As of December 31,	IFRS 15	As of December 31,
	2017, as presented	restatement	2017, as restated
	$ in thousands
Deferred revenues and contract liabilities	26,056	1,919	27,975

Total Deferred revenue and contract liabilities	26,056	1,919	27,975